Dec. 29, 2020
Direxion Monthly Emerging Markets Bull 2X Fund
Direxion Monthly Emerging Markets Bull 2X Fund
Investment Objective
The Fund seeks monthly investment results, before fees and expenses, of 200% of the calendar month performance of the Index. The Fund does not seek to achieve its stated investment objective for a period of time different than a full calendar month.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example -
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1983% of the average value of its portfolio. However, this portfolio turnover is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategy
The Fund, under normal circumstances, invests at least 80% of its net assets (plus borrowing for investment purposes) in securities of the Index, exchange-traded funds ("ETFs") that track the Index and other financial instruments that provide monthly exposure to the Index or to ETFs that track the Index. The financial instruments in which the Fund most commonly invests are swap contracts which are intended to produce economically leveraged investment results.The term “emerging market” refers to an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and a lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Investments in emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than investments in more developed economies.The Index is a free float-adjusted market capitalization weighted index that is designed to represent the performance of large- and mid-capitalization securities across the following 26 emerging market countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. The Index is reconstituted semi-annually.As of October 30, 2020, the Index consisted of 1,392 constituents, which had an average market capitalization of $4.7 billion, total market capitalizations ranging from $107 million to $572.4 billion and were concentrated in the consumer discretionary, information technology, and financials sectors.The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund may invest in the securities of the Index, an ETF that tracks the Index, or utilize derivatives such as swaps on the Index, swaps on an ETF that tracks the Index or a substantially similar index as the Fund, or futures contracts to obtain leveraged exposure to the securities or a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund seeks to remain fully invested at all times consistent with its stated investment objective.At the close of the markets on the last trading day of each calendar month, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the month will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen over the course of a given month, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen over the course of a given month, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.Because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may engage in frequent trading.The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
Principal Investment Risks
An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. In addition, the Fund presents risks not traditionally associated with most mutual funds. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.Effects of Compounding and Market Volatility Risk - The Fund has a monthly leveraged investment objective and the Fund’s performance for periods greater than a full calendar month, which is defined as the period from the end of the last business day of one calendar month through the close of trading on the last business day of the following calendar month, will be the result of each month's returns compounded over the period, which is very likely to differ from 200% of the Index’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance monthly. For a leveraged Fund, if adverse monthly performance of the Index reduces the amount of a shareholder’s investment, any further adverse monthly performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable monthly performance of the Index increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.The effect of compounding becomes more pronounced as Index volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Index during shareholder’s holding period of an investment in the Fund.The chart below provides examples of how Index volatility could affect the Fund’s performance. Fund performance for periods greater than one calendar month can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors – Index volatility and Index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities included in the Index; (ii) there were no Fund expenses; and (iii) borrowing/lending rates of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a full calendar month to vary from 200% of the performance of the Index.As shown in the chart below, the Fund would be expected to lose 9.8% if the Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Index’s return is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 70.2% of its value, even if the cumulative Index return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Index and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Index. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Monthly Index Correlation/Tracking Risk” below.OneYearIndex200%OneYearIndexVolatility RateReturnReturn10%25%50%75%100%-60%-120%-86.8%-88.7%-93.5%-97.3%-98.7%-50%-100%-77.7%-80.4%-87.6%-94.1%-97.1%-40%-80%-66.4%-70.1%-79.6%-89.5%-94.4%-30%-60%-53.0%-57.7%-70.0%-82.1%-90.3%-20%-40%-37.7%-43.4%-58.6%-73.7%-85.2%-10%-20%-20.6%-27.5%-44.6%-62.9%-78.0%0%0%-1.7%-9.8%-31.4%-53.6%-70.2%10%20%18.9%9.5%-15.8%-41.7%-60.8%20%40%40.9%29.8%0.3%-24.8%-51.0%30%60%64.4%51.8%19.4%-9.7%-39.1%40%80%89.3%74.4%37.3%1.3%-26.6%50%100%115.5%98.5%57.5%15.3%-13.4%60%120%142.9%123.6%77.4%30.9%-0.9%The Index’s annualized historical volatility rate for the five year period ended September 28, 2020 was 16.58%. The Index’s highest volatility rate for any twelve-month period (October 1 to September 30) was 23.77% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended September 28, 2020 was 8.96%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.For information regarding the effects of volatility and Index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.Leverage Risk — The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the monthly performance of the Index will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% monthly decline in the Index, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 50%. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Index.Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect monthly correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.The Fund may use a combination of swaps on the Index and swaps on an ETF whose investment objective is to track the performance of the same, or a substantially similar index to achieve its investment objective. The reference ETF may not closely track the performance of the Index due to fees and other costs borne by the ETF and other factors, such as an ETF’s premium or discount. Thus, to the extent that the Fund invests in swaps that use an ETF as a reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund used swaps that utilized the Index as the reference asset. Any financing, borrowing or other costs associated with using derivatives may also reduce the Fund’s return.In addition, the Fund’s investments in derivatives are subject to the following risks:•Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period, which may range from one day to more than one year. The derivative transactions in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index.If the Index has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Index later reverses all or a portion of its movement.•Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Exchanges may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its leveraged investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund’s volatility. The value of an investment in the Fund may change quickly and without warning.Counterparty Risk — A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective. The Fund may also not be able to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral if such remedies are stayed or eliminated under special resolutions adopted in the United States, the European Union and various other jurisdictions.In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.Intra-Calendar Month Investment Risk — The Fund seeks calendar month leveraged investment results. An investor who purchases shares on a day other than the last business day of a calendar month will likely obtain more, or less, than 200% leveraged investment exposure to the Index, depending upon the movement of the Index from the end of the prior calendar month until the time of investment by the investor.If, since the beginning of the month, the Index has moved in a direction favorable to the Fund at the time of an investor’s investment in it, the investor will receive less than 200% exposure to the Index. Conversely, if the Index has moved in a direction adverse to the Fund, the investor will receive greater than 200% exposure to the Index. An investor could receive 200% exposure to the Index if they held their investment for the calendar month by purchasing a Fund’s shares on the last day of the prior calendar month and holding the shares until the last day of the current calendar month. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close on the last trading day of the month, it would seek $200 of exposure to the Index performance for the next month, beginning on the next business day. If the Index rose by 1% by mid-month, the exposure of the Fund will have risen by 1% to $202 and the net assets will have risen by that $2 gain to $102. With net assets of $102 and exposure of $202, a purchaser at that point would be receiving 198% exposure instead of 200%.Monthly Correlation/Tracking Risk — There is no guarantee the Fund will achieve a high degree of correlation with its monthly leveraged investment objective relative to the Index. A number of factors may adversely affect the Fund’s correlation with the Index, including fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly as a reference asset for derivative instruments, income items, valuation methodology, accounting standards, significant purchase and redemption activity by Fund shareholders and illiquidity in the markets for the securities or derivatives held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.Due to the Index including instruments that trade on a different market than the Fund, the Fund's return may vary from a multiple of the performance of the Index because different markets may close before the New York Stock Exchange opens or may not be open for business on the same calendar days as the Fund. Additionally, due to differences in trading hours, and because the Index may be calculated using prices obtained at times other than the Fund's net asset value calculation time, the Fund's performance may not correlate the Index.In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio on a monthly basis to keep exposure consistent with its leveraged investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. The target amount of portfolio exposure is impacted by the Index’s movement, thus it is unlikely the Fund will have perfect exposure (200%) to the Index on the rebalance date and the likelihood of the Fund being materially over- or under-exposed is higher on days when the Index experiences volatility near the close of the trading day.The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in, or have exposure to, securities or financial instruments not included in the Index. The Fund may also take or refrain from taking certain positions in order to improve tax efficiency or comply with regulatory restriction, either of which may negatively impact the Fund’s correlation with the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions and other Index repositioning events may hinder the Fund’s ability to meet its calendar month leveraged investment objective.Other Investment Companies (including ETFs) Risk —The Fund may invest directly in another investment company by purchasing shares of the investment company or indirectly by utilizing an investment company as the reference asset of a derivative instrument. By investing in another investment company, including an ETF, the Fund becomes a shareholder of that investment company and as a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses of the Fund’s own operations. As a shareholder, the Fund must rely on the other investment company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in other investment companies. If the other investment company fails to achieve its investment objective, the value of the Fund’s investment will not perform as expected, thus affecting the Fund’s performance and its correlation with the Index. In addition, because shares of ETFs are listed and traded on national stock exchanges, their shares may trade at a discount or a premium to an ETF’s net asset value, and an ETF’s market price may be more or less than the value of the index that the ETF tracks. Because the Fund transacts and prices its direct or indirect investments in ETFs at market price, the Fund’s use of ETFs could have an adverse impact on the Fund’s ability to achieve its investment objective. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, depending on the demand in the market, the Fund may not be able to liquidate its holdings in ETFs at an optimal price or time, which may adversely affect the Fund’s performance.Market Risk — Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.Historically, market cycles have included long term positive and negative periods. Since approximately 2008, the market has largely moved upward and accordingly, the market may be poised for a correction or downturn, which may adversely impact the Fund. Because the Fund is leveraged, a minor downturn or market correction which impacts the securities in the Index should be expected to have a substantial adverse impact on the Fund.Market Disruption Risk – Geopolitical and other events, including public health crises and natural disasters, have recently led to increased market volatility and, on occasion, significant market losses. Significant market volatility and market downturns may limit the Fund’s ability to sell securities and obtain long exposure to securities, and the Fund’s sales and long exposures may exacerbate the market volatility and downturn. Under such circumstances, the Fund may have difficulty achieving its investment objective for one or more trading days, which may adversely impact the Fund’s returns on those days and periods inclusive of those days. Alternatively, the Fund may incur higher costs (including swap financing costs) in order to achieve its investment objective and may be forced to purchase and sell securities (including shares of ETFs) at market prices that do not represent their fair value (including in the case of an ETF, its net asset value) or at times that result in differences between the price the Fund receives for the security or the value of the swap exposure and the market closing price of the security or the market closing value of the swap exposure. Under those circumstances, the Fund’s ability to track its Index is likely to be adversely affected. The Fund may also incur additional tracking error due to the use of futures contracts or other securities that are not perfectly correlated to the Fund’s Index.The recent pandemic spread of the novel coronavirus known as COVID-19 has proven to be a market disrupting event. Interest rates have been unusually low in recent years in the United States and other countries, and central banks have reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Yet the impact of this virus, like other pandemics that may arise in the future, has negatively affected and may continue to negatively affect the economies of many nations, companies and the global securities and commodities markets, including by reducing liquidity in the markets. Adverse effects may be more pronounced for developing or emerging market countries that have less established health care systems. How long such events will last and whether they will continue or recur cannot be predicted.Liquidity Risk — Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with its Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that a Fund's Index decreases, the Fund may be one of many market participants that are attempting to transact in the securities of the Index. Under such circumstances, the market for investments of the Index may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price decreases of the securities of the Index. Additionally, because the Fund is leveraged, a minor decrease in the value of the Index should be expected to have a substantial adverse impact on the Fund.Regulatory Risk — Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund. Such changes could result in material adverse consequences for the Fund. Recently, the regulator for the Fund adopted changes in the regulation of leveraged funds that could have a material adverse effect on the ability of the Fund to pursue its investment objective or strategy, which could result in the Fund changing its investment objective to comply with the regulations.Emerging Markets Risk — Securities of issuers located in emerging markets face the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of market shutdown and more government limitations on foreign investments in emerging market countries than typically found in more developed markets. Emerging market countries may include economies that concentrate in only a few industries, security issues that are held by only a few investors, limited trading capacity in local exchanges and the possibility that markets or issuances or securities offerings may be manipulated by foreign nationals who have inside information. Additionally, emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risks associated with custody of securities than developed markets. Shareholder claims and legal remedies that are common in the United States may be difficult or impossible to pursue in many emerging market countries. In addition, due to jurisdictional limitations, matters of comity and various other factors, U.S. authorities may be limited in their ability to bring enforcement actions against non-U.S. companies and non-U.S. persons in certain emerging market countries. Emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging markets countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Settlement procedures in emerging market countries are frequently less developed and reliable than those in other developed countries. In addition, significant delays may occur in certain markets in registering the transfer of securities. Economic, business, political, or social instability may adversely affect the value of emerging market securities more than securities of developed markets. Additionally, any of these developments may result in a decline in the value of a country’s currency. Emerging markets may develop unevenly and may never fully develop.Chinese Securities Risks — The Chinese economy is generally considered an emerging market and is subject to emerging market risks. In addition, it is significantly affected by economic and political conditions and policy in China. The Chinese economy is partially export-driven and reliant on trade. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and impact the value of Chinese securities in which the Fund invests. The Chinese government sets monetary policy and strictly regulates the payment of foreign currency denominated obligations. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized. In addition, issuers in China are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than issuers in more developed markets, and therefore, all information relevant to an investment decision may not be available to investors and may be unreliable, if available, rendering investments in China subject to significant risk. Further, investors who are harmed as a result of the lack of (quality) information about Chinese issuers will generally have less recourse against such issuers due to the lack of remedies available in China, the difficulty of pursuing any remedies available, and the difficulty or even inability to enforce judgments obtained through courts in other countries, such as the United States. Further, the Chinese securities markets have a limited operating history and are not as developed as those in the United States. A small number of issuers may represent a large portion of the China market as a whole, and prices for securities of these issuers may be volatile.Consumer Discretionary Sector Risk — Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.Financials Sector Risk — Performance of companies in the financials sector may be materially impacted by many factors, including but not limited to, government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. These companies are also subject to substantial government regulation and intervention, which may adversely impact the scope of their activities, the prices they can charge, the amount of capital they must maintain, and potentially, their size. Government regulation may change frequently and may have significant adverse consequences for financial companies, including effects that are not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries on any individual financial company or of the financials sector as a whole cannot be predicted. The financials sector is also a target for cyber attacks and may experience technology malfunctions and disruptions.Information Technology Sector Risk — The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from competitors with lower production costs. Information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.Large-Capitalization Company Risk — Large-capitalization companies may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns. Over certain periods, the performance of large-capitalization companies has trailed the performance of the overall markets.Micro-Capitalization Company Risk - Micro-capitalization companies often have limited product lines, narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including companies which are considered small- or mid-capitalization. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.Small- and/or Mid-Capitalization Company Risk —Small- and mid-capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources and often have limited product lines, services, markets, financial resources or are dependent on a small management group. Because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund resulting in more volatile performance. These companies may face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.Currency Exchange Rate Risk — Changes in foreign currency exchange rates will affect the value of the Fund’s investments in securities denominated in a country’s currency. Generally, when the U.S. Dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. If the Fund is exposed to a limited number of currencies, any change in the value of these currencies could have a material impact on the Fund’s net asset value.Depositary Receipt Risk — To the extent the Fund invests in, and/or has exposure to, foreign companies, the Fund’s investment may be in the form of depositary receipts or other securities convertible into securities of foreign issuers including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). Such investments continue to be subject to most of the risks associated with investing directly in foreign securities, including political and exchange rate risks.Foreign Securities Risk — Investing in, and/or having exposure to, foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.Geographic Concentration Risk — Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.International Closed-Market Trading Risk — Because the Fund may invest in, and/or have exposure to, securities that are traded in markets that are closed when the NYSE Arca, Inc. is open, there are likely to be deviations between its current value and its last sale price. As a result, premiums or discounts to net asset value may develop in share prices. Additionally, the performance of the Fund may vary from the performance of the Index.Early Close/Trading Halt Risk — An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may incur significant tracking differences with its Index, and/or may incur substantial losses and may limit or stop purchases of the Fund.LIBOR Risk . Certain derivatives or debt securities, or other financial instruments in which the Fund may invest, utilize or may utilize in the future the London Interbank Offered Rate (LIBOR) as the reference rate for interest rate calculations. LIBOR is expected to be phased out of by the end of 2021. Before then, it is expected that market participants will transition to the use of different reference rates. Thus, market participants’ transition away from LIBOR, including prior to the end of 2021, may lead to increased volatility and may adversely affect the liquidity and/or market value of financial instruments whose value is tied to LIBOR, including financial instruments held by the Fund.Equity Securities Risk — Investments in, and/or exposure to, publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.High Portfolio Turnover Risk - Monthly rebalancing of the Fund’s holdings pursuant to its monthly investment objective causes a much greater number of portfolio transactions when compared to most funds. Additionally, active market trading of the Fund’s Shares could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.Investment Risk — An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.Market Timing Activity Risk — Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Fund as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading, which may lead to large shareholder transactions into and out of the Fund. These large movements of assets may lead to increased portfolio turnover, higher transaction costs and the possibility of increased net realized capital gains, including net short-term capital gains. Additionally, these large movement of assets may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus. Money Market Instrument Risk — The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.Non-Diversification Risk —
Fund Performance
The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year. The bar chart shows changes in the Fund’s performance from calendar year to calendar year. The table shows how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare with those of one or more broad-based market indexes for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.direxion.com/mutual-funds?producttab=performance or by calling the Fund toll-free at (800) 851-0511.
Total Return for the Calendar Years Ended December 31
During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 39.12% for the quarter ended September 30, 2010 and its lowest calendar quarter return was -49.68% for the quarter ended September 30, 2011. The year-to-date return as of September 30, 2020 was -9.00%.
Average Annual Total Returns (for the periods ended December 31, 2019)
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.In addition, the "Return After Taxes on Distributions and Sale of Fund Shares" is higher for the ten-year period because the calculation recognizes a capital loss upon the redemption of Fund shares and assumes the investor received the benefit of a tax deduction.